Investments in Unconsolidated Businesses (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Summarized Financial Information for Equity Investees, Income Statement	Income Statement

	(dollars in millions	)
Years Ended December 31,	2013
Net revenue	$8,984
Operating income	1,632
Net income	925